                                                      [SAFECO MUTUAL FUNDS LOGO]

                          SAFECO Resource Series Trust

                                  Annual Report
                                December 31, 1996

TABLE OF CONTENTS:                                               PAGE:

         Equity Portfolio                                            2

         Growth Portfolio                                            6

         Financial Statements                                       10

December 31, 1996                                   SAFECO RESOURCE SERIES TRUST
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                                                              PRESIDENT'S LETTER


Dear Shareholder:

We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been cautiously "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- Amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bond and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lack luster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate that bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.


/s/ David F. Hill


David F. Hill
President

December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT REVIEW

REPORT FROM EQUITY PORTFOLIO MANAGER - RICHARD MEAGLEY

It was another good year for SAFECO RST Equity Investors. SAFECO RST Equity returned 24.79% for the 12 months ended December 31, while the S&P 500 returned 22.94%

The Portfolio's success was due to staying our course -- that is, focusing on well-run companies with long-term growth records at good prices and disciplined selling. The 1996 stock market favored both the type of stocks we favor and the industries in which we were most heavily invested. Our choices in technology, our overweighting in financials (especially CHASE MANHATTAN), and our subsequent underweighting in utilities and oils, enabled us to outperform the S&P.

Setting buy targets and keeping companies in my sights was especially fruitful in the technology arena. We bought ORACLE (database software) when it came into our range and it took off so strongly, I've taken some profits. SEAGATE (high-end disc drives) was another big purchase and gainer. Positions we had established earlier in INTEL (computer processor chips) and MICROSOFT (software) have also performed well.

When I set a buy price, I also set a sell price, and sell when a stock rises to it. Such was the case with WARNER LAMBERT. I took profits there and moved into BRISTOL MYERS. I think Bristol can grow faster than its price currently reflects.

I bought SMITHKLINE after its price fell on a "turn-down" by the Food and Drug administration. SmithKline has lots of drugs pending approval, and an improving over-the-counter business.

Frankly, I'm currently concerned about corporate earnings matching expectations. Hence, companies with cost-cutting ability and a decent dividend are particularly attractive to me. Those qualities can support return, especially in times when missed earnings are likely to drag down share prices.

For those reasons, I added to our oil stocks and swapped CENTURY TELEPHONE for BELL ATLANTIC which has a much better yield and, pending its merger with NYNEX, savings potential.

Merger-inspired cost-cutting continues at KIMBERLY CLARK and CHASE MANHATTAN. In fact, things are proceeding so well at Chase, I bought more, making it our largest holding.

Of late, no industries have been distinctly attractive, and so our purchases have been widely distributed. The most recent additions to the portfolio include ELECTRONIC DATA SYSTEMS, ALLIEDSIGNAL, PACIFICCARE, JOHNSON AND JOHNSON, TEXACO and AMERICAN STORES.

The fact that the market seems precariously high, has not caused me to alter my strategy. RST Equity's portfolio is about 90 percent large capitalization companies (over $4 billion). This is no surprise. The type of company I'm looking for -- well-run companies with long-term, proven growth records -- tend to grow into large companies.

While I won't speculate on the market, I will predict with absolute confidence that my investment style will remain the same. And, my personal belief is that performance will follow.

                                                    SAFECO RESOURCE SERIES TRUST
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                                                           INVESTMENT HIGHLIGHTS
                                                         As of December 31, 1996

EQUITY PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]

                        Equity Portfolio:            S&P 500 Index:
"07/87"                        10000                      10000
                               10000                      10373
                               10351                      10146
                               10040                       7960
                                7783                       7304
"12/87"                         7689                       7860
                                7689                       8191
                                8313                       8573
                                8865                       8308
                                8848                       8400
                                8928                       8473
                                8883                       8862
                                9195                       8829
                                9204                       8528
                                9097                       8892
                                9471                       9139
                                9721                       9008
"12/88"                         9687                       9166
                                9687                       9837
                               10236                       9592
                               10069                       9815
                               10115                      10325
                               10600                      10743
                               10916                      10682
                               10954                      11646
                               11913                      11875
                               12043                      11826
                               11736                      11552
                               11969                      11787
"12/89"                        12313                      12070
                               11326                      11260
                               11376                      11405
                               11805                      11708
                               11376                      11415
                               12373                      12528
                               12413                      12443
                               12413                      12403
                               12443                      11282
                               11346                      10732
                               10838                      10686
                               10718                      11376
"12/90"                        11671                      11694
                               12174                      12204
                               12933                      13076
                               13251                      13393
                               13661                      13425
                               14194                      14005
                               13415                      13363
                               14297                      13986
                               14471                      14318
                               14163                      14079
                               14287                      14267
                               13497                      13692
"12/91"                        14804                      15259
                               15551                      14975
                               15936                      15169
                               15068                      14874
                               15200                      15311
                               15046                      15386
                               14113                      15157
                               14640                      15777
                               14157                      15453
                               14211                      15636
                               14717                      15689
                               15617                      16222
"12/92"                        15997                      16421
                               16391                      16558
                               16369                      16784
                               17067                      17138
                               16718                      16723
                               18036                      17170
                               18093                      17220
                               17890                      17150
                               18859                      17800
                               19422                      17663
                               19929                      18029
                               20064                      17857
"12/93"                        20463                      18073
                               21761                      18688
                               21208                      18181
                               20355                      17391
                               20932                      17613
                               21449                      17900
                               20679                      17462
                               21160                      18034
                               22543                      18772
                               22314                      18314
                               22807                      18724
                               22350                      18043
"12/94"                        22292                      18310
                               22477                      18784
                               23060                      19515
                               23391                      20090
                               24000                      20681
                               24609                      21521
                               25391                      22020
                               25775                      22749
                               26530                      22806
                               27563                      23768
                               27537                      23682
                               28345                      24720
"12/95"                        28674                      25197
                               29479                      26054
                               29643                      26296
                               30016                      26548
                               30642                      26939
                               31357                      27633
                               31923                      27738
                               30686                      26513
                               30970                      27073
                               32847                      28596
                               33891                      29384
                               36499                      31603
"12/96"                        35782                      30977

AVERAGE ANNUAL TOTAL RETURN

                                                          SINCE
                                  1 YEAR    5 YEAR      INCEPTION
=================================================================
Equity Portfolio                  24.79%    19.30%        14.50%
S&P 500 Index                     22.94%    15.21%        12.78%
=================================================================

                                                  % OF
TEN LARGEST HOLDINGS                           NET ASSETS
=========================================================
Chase Manhattan Corp.                             5.2%
Mobil Corp.                                       2.6
Viacom, Inc.  (Class B)                           2.5
AMP, Inc.                                         2.5
PacifiCare Health Systems, Inc. (Class B)         2.3
Exxon Corp.                                       2.3
Bristol-Myers Squibb Co.                          2.3
Philip Morris Cos., Inc.                          2.3
NationsBank Corp.                                 2.3
Bell Atlantic Corp.                               2.3

TOP FIVE PURCHASES (JULY THROUGH DECEMBER)           COST (000'S)
=================================================================
AMP, Inc.                                              $6,574
Bristol-Myers Squibb Co.                                5,947
PacifiCare Health Systems, Inc. (Class B)               5,939
Electronic Data Systems Corp.                           5,772
PepsiCo., Inc.                                          5,742

    Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

    The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

*   The Portfolio's inception was July 21, 1987.
    Performance information begins on July 31, 1987.

TOP FIVE SALES (JULY THROUGH DECEMBER)            PROCEEDS  (000'S)
===================================================================
Century Telephone Enterprise Co.                       $5,474
Union Pacific Corp.                                     4,017
Citicorp                                                3,919
Warner-Lambert Co.                                      3,914
American General Corp.                                  3,853

December 31, 1996
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

EQUITY PORTFOLIO

SHARES OR
PRINCIPAL                                                      VALUE
 AMOUNT                                                       (000's)
---------------------------------------------------------------------
COMMON STOCKS - 97.6%

AUTOS & AUTO PARTS - 2.2%
    183,000   Echlin, Inc.                                    $ 5,787

BANKING & FINANCE - 7.5%
    152,280   Chase Manhattan Corp.                            13,591
     61,000   NationsBank Corp.                                 5,963

BEVERAGES - 2.1%
    190,000   PepsiCo, Inc.                                     5,558

BROADCAST MEDIA - 4.2%
    188,000*  Viacom, Inc. (Class B)                            6,556
     64,000   Walt Disney Co.                                   4,456

CHEMICALS - 2.0%
     55,000   Du Pont (E.I.) de Nemours & Co.                   5,191

COMPUTER SOFTWARE - 4.9%
    125,000   Electronic Data Systems Corp.                     5,406
     52,000*  Microsoft Corp.                                   4,297
     79,000*  Oracle Corp.                                      3,298

COMPUTER SYSTEMS - 3.6%
     95,000   Hewlett-Packard Co.                               4,774
    120,000*  Seagate Technology, Inc.                          4,740

DRUGS & HOSPITAL SUPPLIES - 8.4%
    100,000   American Home Products Corp.                      5,862
     55,000   Bristol-Myers Squibb Co.                          5,981
     66,000   Schering-Plough Corp.                             4,274
     86,000   SmithKline Beecham, plc (ADR)                     5,848

ELECTRICAL EQUIPMENT & ELECTRONICS - 7.8%
    170,000   AMP, Inc.                                         6,524
     55,000   General Electric Co.                              5,438
     31,000   Intel Corp.                                       4,059
     73,000   Motorola, Inc.                                    4,480

ELECTRIC UTILITY - 2.1%
    240,000   Houston Industries, Inc.                          5,430

FINANCIAL SERVICES - 6.3%
    135,000   Advanta Corp. (Class B)                           5,518
     50,000   Federal Home Loan Mortgage Corp.                  5,506
    150,000   Federal National Mortgage Association             5,587

FOOD & TOBACCO - 4.2%
    100,000   ConAgra, Inc.                                     4,975
     53,000   Philip Morris Cos., Inc.                          5,969

HEALTH CARE - 1.4%
     75,000   Johnson & Johnson                                 3,731

HOSPITAL MANAGEMENT - 2.3%
     72,200*  PacifiCare Health Systems, Inc.(Class B)          6,155

HOUSEHOLD PRODUCTS - 3.9%
     52,700   Colgate-Palmolive Co.                             4,862
     58,000   Kimberly-Clark Corp.                              5,525

INSURANCE - 3.9%
     41,500   American International Group, Inc.                4,492
     86,000   ITT Hartford Group, Inc.                          5,805

MANUFACTURING - 2.1%
     78,000   AlliedSignal, Inc.                                5,226
      4,600   Dover Corp.                                         231

PAPER & FOREST PRODUCTS - 1.8%
     68,500   Willamette Industries, Inc.                       4,769

PETROLEUM & PETROLEUM SERVICES - 8.7%
     62,000   Exxon Corp.                                       6,076
     56,000   Mobil Corp.                                       6,846
     27,000   Royal Dutch Petroleum Co. (ADR)                   4,610
     55,000   Texaco, Inc.                                      5,397

POLLUTION CONTROL - 2.0%
    197,000   Browning-Ferris Industries, Inc.                  5,171

RETAIL - 3.9%
    107,400   May Department Stores Co.                         5,021
    225,000   Wal-Mart Stores, Inc.                             5,147

                       See Notes to Financial Statements.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS

                                                                EQUITY PORTFOLIO

SHARES OR
PRINCIPAL                                                       VALUE
 AMOUNT                                                        (000's)
----------------------------------------------------------------------
RETAIL - GROCERS - 4.1%
    145,000   Albertson's, Inc.                               $  5,166
    140,000   American Stores Co.                                5,723

TELECOMMUNICATIONS - 2.2%
    135,000   AT&T Corp.                                         5,872

TRANSPORTATION - 1.8%
     55,000   Burlington Northern Santa Fe                       4,751

UTILITIES - TELEPHONE - 4.2%
     92,000   Bell Atlantic Corp.                                5,957
    113,000   GTE Corp.                                          5,142
                                                              --------
TOTAL COMMON STOCKS                                            256,743
                                                              ========

TEMPORARY INVESTMENTS - 2.9%

INVESTMENT COMPANIES:
$ 7,747,616   Short-Term Investments Co.
                (Prime Portfolio)                             $  7,748
                                                              --------
TOTAL TEMPORARY INVESTMENTS                                      7,748
                                                              ========
TOTAL INVESTMENTS - 100.5%                                     264,491
   Liabilities, less Other Assets                               (1,424)
                                                              --------
NET ASSETS                                                    $263,067
                                                              ========

*   Non-income producing security.


                       See Notes to Financial Statements.

December 31, 1996
--------------------------------------------------------------------------------
INVESTMENT REVIEW


REPORT FROM GROWTH PORTFOLIO MANAGER - THOMAS M. MAGUIRE

For the year ended December 31, 1996, SAFECO RST Growth returned 32.06% widely outperforming the S&P 500 which returned 22.94%. Due to a positive cash flow throughout the year, I was able to take advantage of new purchase opportunities as they arose without having to sell solid holdings which continued to add to the Fund's performance. Because I look at each portfolio holding on its own merits, the Fund's performance relative to the S&P 500 was due primarily to the selection of the Fund's individual holdings.

But the more exciting news is that SAFECO RST Growth beat the S&P with a portfolio of carefully selected non-S&P companies. This is exciting because while the S&P stocks appear high priced, smaller company valuations -- including many stocks held by RST Growth -- remain quite reasonably priced.

I was able to increase holdings in companies with great earnings growth potential at good valuations, and during the period, we benefited by several of them -- AMRION (vitamin supplements), DAMARK INTERNATIONAL (catalog retailer), ULTRAK (closed circuit television) and PHILIP MORRIS to name four.

And while the companies in our portfolio may seem widely diverse, they actually have common characteristics -- good earnings, good valuations, and good fundamentals.

Drugs & hospital supply companies remain our largest industry group. People will use medical products and services regardless of what the economy is doing. And, in most cases, their use will increase as the population ages. In fact, aging and increasing pressure to cut medical costs is growing the market for LIFELINE SYSTEMS' in-home monitoring.

Another one of our healthcare stocks, PENEDERM, an emerging pharmaceutical company, posted gains with its first drug approval.

SEAGATE, a producer of high-end disc drives with a great balance sheet and cash flow, performed magnificently during the year. Our holdings in computer systems were 11.8% of net assets at year end.

As I stated earlier, I see the S&P as highly priced in comparison to smaller company averages. However, the RST Growth Portfolio is predominantly invested in fundamentally sound companies with excellent prospects at very reasonable valuations. I think the result of our "stock picking" is that the Portfolio is in good shape no matter which sector of the market 1997 favors -- and even better shape should small companies come into favor.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                           INVESTMENT HIGHLIGHTS
                                                         As of December 31, 1996

GROWTH PORTFOLIO

ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JANUARY 7, 1993 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]


                   Growth Portfolio:            S&P 500 Index:
"01/93"                   10000                     10000
                           9475                     10136
                          10059                     10350
                           9683                     10100
                          10535                     10369
                          10891                     10400
                          11297                     10358
                          12198                     10750
                          12822                     10667
                          13386                     10888
                          12792                     10785
"12/93"                   13473                     10915
                          14382                     11286
                          13861                     10980
                          13351                     10503
                          13750                     10637
                          14094                     10811
                          13662                     10546
                          14216                     10892
                          14714                     11337
                          14626                     11060
                          14169                     11308
                          14936                     10897
"12/94"                   15079                     11058
                          15148                     11344
                          15694                     11786
                          15671                     12133
                          15973                     12490
                          16670                     12997
                          17727                     13299
                          18506                     13739
                          18587                     13773
                          19644                     14354
                          19818                     14303
                          20666                     14929
"12/95"                   21261                     15217
                          21476                     15735
                          22051                     15881
                          22654                     16033
                          24060                     16269
                          25519                     16688
                          24608                     16752
                          22439                     16012
                          24381                     16350
                          25827                     17270
                          26322                     17746
                          26898                     19086
"12/96"                   28077                     18708

AVERAGE ANNUAL TOTAL RETURN

                                                         SINCE
                                           1 YEAR      INCEPTION
=================================================================
Growth Portfolio                            32.06%        30.16%
S&P 500 Index                               22.94%        17.42%
=================================================================

                                                       % OF
TEN LARGEST HOLDINGS                                NET ASSETS
===============================================================
Seagate Technology, Inc.                                   5.8%
American Buildings Co.                                     5.1
MICROS Systems, Inc.                                       4.8
Penederm, Inc.                                             3.9
Lifeline Systems, Inc.                                     3.4
Datascope Corp.                                            3.4
United Dental Care, Inc.                                   3.1
Credit Acceptance Corp.                                    3.0
Philip Morris Cos., Inc.                                   3.0
Damark International, Inc.                                 2.8

TOP FIVE PURCHASES (JULY THROUGH DECEMBER)           COST (000'S)
=================================================================
American Buildings Co.                                 $3,107
Damark International, Inc.                              3,002
United Dental Care, Inc.                                2,913
Penederm, Inc.                                          2,669
Rent-Way, Inc.                                          2,411

   Performance represents the performance of the Growth Portfolio but does not include administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.

   Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was January 7, 1993.
Performance information begins on January 31, 1993.

TOP FIVE SALES (JULY THROUGH DECEMBER)           PROCEEDS (000'S)
=================================================================
Family Golf Centers, Inc.                              $3,605
Ultrak, Inc.                                            1,837
Kimberly-Clark Corp.                                    1,427
Pittston Brink's Group                                  1,322
Ciber, Inc.                                             1,287

December 31, 1996
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

GROWTH PORTFOLIO

SHARES OR
PRINCIPAL                                                      VALUE
 AMOUNT                                                       (000's)
---------------------------------------------------------------------
COMMON STOCKS - 96.8%

ADVERTISING - 1.3%
     50,000*  HA-LO Industries, Inc.                          $  1,375

AIR TRANSPORT - 0.6%
     35,400*  Pittston Services Group                              708

BEVERAGES - 2.5%
     94,300*  Canandaigua Wine Co., Inc.                         2,688

BUILDING MATERIALS - 8.1%
     35,100*  ABT Building Products Corp.                          877
    234,500*  American Buildings Co.                             5,599
     25,700*  Diamond Home Services, Inc.                          707
     49,900*  Fibreboard Corp.                                   1,684

CHEMICALS - 0.6%
     34,800   AT Plastics, Inc.                                    344
     42,800*  Melamine Chemicals, Inc.                             353

COMMERCIAL SERVICES - 3.1%
     40,000*  FirstService Corp.                                   165
     23,300*  Renter's Choice, Inc.                                338
     67,500*  Right Management Consultants                       1,502
     89,400*  Youth Services International, Inc.                 1,363

COMPUTER SERVICES - 3.1%
    130,000*  Alternative Resources Corp.                        2,259
     44,960   LCS Industries, Inc.                                 652
     32,500*  ONTRACK Data International, Inc.                     487

COMPUTER SOFTWARE - 1.2%
     54,000*  Phoenix International Ltd., Inc.                     931
     14,700*  SPSS, Inc.                                           410

COMPUTER SYSTEMS - 11.8%
     23,300*  Computer Horizons Corp.                              897
     15,000*  Imtec, Inc.                                          139
    171,400*  MICROS Systems, Inc.                               5,271
     72,000*  Optimal Robotics Corp.                               342
    160,000*  Seagate Technology, Inc.                           6,320

DRUGS - 2.0%
    150,600*  Alpharma, Inc. (Class A)                           2,146

DRUGS & HOSPITAL SUPPLIES - 16.7%
     70,700*  Andrx Corp.                                     $  1,140
     20,000*  Autonomous Technologies Corp.                         80
    186,100*  Datascope Corp.                                    3,722
    215,000*  Lifeline Systems, Inc.                             3,762
     97,000   Medex, Inc.                                        2,255
    160,701   Molecular Devices Corp.                            2,501
    347,867*  Penederm, Inc.                                     4,305
     20,200*  ResMed, Inc.                                         444
     13,100*  Zonagen, Inc.                                        123

ELECTRONICS - 2.1%
     17,850*  Intermagnetics General Corp.                         214
     28,400*  JPM Co.                                              497
     53,300*  Ultrak, Inc.                                       1,626

FINANCIAL SERVICES - 8.0%
     54,400   Cole Taylor Financial Group, Inc.                  1,442
    138,300*  Credit Acceptance Corp.                            3,250
    125,800*  First Enterprise Financial Group, Inc.             1,179
    103,900   First Financial Caribbean Corp. (ADR)              2,883

FOOD & TOBACCO - 3.0%
     28,800   Philip Morris Cos., Inc.                           3,244

HEALTH CARE - 5.8%
     35,000*  Amrion, Inc.                                         792
     72,600*  Health Systems International, Inc.                 1,797
     14,000*  MedQuist, Inc.                                       346
    111,000*  United Dental Care, Inc.                           3,372

HOMEBUILDING - 1.4%
     69,000*  American Homestar Corp.                            1,570

HOSPITAL MANAGEMENT - 1.4%
    115,000*  American Healthcorp, Inc.                          1,337
     62,000*  Laboratory Specialists of America, Inc.              186

HOUSEHOLD PRODUCTS - 2.4%
    136,200*  Lifetime Hoan Corp.                                1,600
     34,800*  Paragon Trade Brands, Inc.                         1,044

LEISURE TIME - 0.4%
     20,000*  Laser Storm, Inc.                                     20
     36,500*  Mikohn Gaming Corp.                                  192
     41,700*  Morrow Snowboards, Inc.                              276

                       See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS


                                                                GROWTH PORTFOLIO

SHARES OR
PRINCIPAL                                                      VALUE
 AMOUNT                                                       (000's)
----------------------------------------------------------------------
MANUFACTURING - 1.7%
     14,400*  Industrial Training Corp.                       $     81
    136,300*  Maverick Tube Corp.                                1,738

OFFICE EQUIPMENT & SUPPLIES - 0.7%
     87,400*  Open Plan Systems, Inc.                              765

POLLUTION CONTROL - 1.0%
     44,000*  Tetra Technologies, Inc.                           1,111

RESTAURANTS - 2.3%
    269,300*  NPC International, Inc.                            2,222
     42,000*  New York Bagel Enterprises                           257

RETAIL - 4.8%
    326,700*  Damark International, Inc.                         3,104
    151,843*  Harold's Stores, Inc.                              2,183

RETAIL - DEPARTMENT STORES - 0.7%
     40,600*  Stage Stores, Inc.                                   741

RETAIL - SPECIALTY - 9.4%
     72,200*  Aaron Rents, Inc.                                    857
    261,800*+ American Coin Merchandising, Inc.                  1,309
      4,000*  Funco, Inc.                                           33
     59,300*  Garden Botanika, Inc.                                712
     82,000*  Garden Ridge Corp.                                   707
    289,300*  Rent-Way, Inc.                                     2,784
     61,000*  The Dress Barn, Inc.                                 915
     77,800*  The First Years, Inc.                              1,264
    102,500*  Video Update, Inc. (Class A)                         404
    147,100*  West Coast Entertainment Corp.                     1,287

TELECOMMUNICATIONS - 0.7%
     89,600*  ACI Telecentrics, Inc.                          $    549
     20,900*  EIS International, Inc.                              180
                                                              --------
TOTAL COMMON STOCKS                                            105,959
                                                              --------
WARRANTS - 0.0%

LEISURE TIME - 0.0%
     20,000*  Laser Storm, Inc.                                      6
                                                              --------
TOTAL WARRANTS                                                       6
                                                              --------
TEMPORARY INVESTMENTS - 2.3%

INVESTMENT COMPANIES:
$ 2,529,037   Short-Term Investments Co.
                (Prime Portfolio)                                2,529
                                                              --------
TOTAL TEMPORARY INVESTMENTS                                      2,529
                                                              --------
TOTAL INVESTMENTS - 99.1%                                      108,494
  Other Assets, less Liabilities                                   997
                                                              --------
NET ASSETS                                                    $109,491
                                                              ========

* Non-income producing security.

+ Affiliated issuer as defined by the Investment Company Act of 1940
  (the Portfolio controls 5% or more of the outstanding voting shares of the Company).

                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      PORTFOLIOS
                                                                    ---------------------------------------------
AS OF DECEMBER 31, 1996                                                          EQUITY        GROWTH
-----------------------------------------------------------------------------------------------------------------
                                                                    -- In Thousands (Except Per-Share Amounts) --
ASSETS:
  Investments, at Cost                                                          $216,364      $ 91,453
                                                                                ========      ========
  Investments, at Value                                                         $264,491      $108,494*
                                                                                --------      --------
  Receivables:
   Investment securities sold                                                      1,397            --
   Dividends and interest                                                            460            49
   Trust shares sold                                                               1,168         1,181
                                                                                --------      --------
     Total assets                                                                267,516       109,724

LIABILITIES:
  Payables:
   Investment securities purchased                                                 4,079            --
   Investment advisory fees                                                          164            65
   Trust shares redeemed                                                             188           152
   Dividends payable                                                                  --            --
   Other                                                                              18            16
                                                                                --------      --------
     Total liabilities                                                             4,449           233
                                                                                --------      --------
NET ASSETS                                                                      $263,067      $109,491
                                                                                ========      ========
Net Assets consist of:
  Net unrealized appreciation (depreciation)                                    $ 48,127      $ 17,041
  Accumulated net realized loss on investment transactions                            --            --
  Paid in capital (par value $.001 per share, unlimited shares authorized)       214,940        92,450
                                                                                --------      --------
NET ASSETS                                                                      $263,067      $109,491
                                                                                ========      ========
Trust shares outstanding                                                          12,096         5,684
                                                                                ========      ========
Net asset value per share
  (Net assets divided by Trust shares outstanding)                              $  21.75      $  19.26
                                                                                ========      ========

* Includes $1,309 of investments in an affiliated issuer. See Note 4.


                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS

                                                                   PORTFOLIOS
                                                       ------------------------------------
                                                       FOR THE YEAR ENDED DECEMBER 31, 1996

                                                             EQUITY         GROWTH
-------------------------------------------------------------------------------------------
                                                            --  ($ in Thousands)  --
INVESTMENT INCOME:
  Dividends                                                  $ 4,483      $   260
  Interest                                                       730          109
                                                             -------      -------
   Total investment income                                     5,213          369

EXPENSES:
  Investment advisory fees                                     1,488          519
  Legal and auditing fees                                         17           14
  Custodian fees                                                  16           23
  Trustees' fees                                                   7            5
  Other                                                            6            6
                                                             -------      -------
   Total expenses before reimbursement                         1,534          567
  Expense reimbursement (Note 3)                                  --           --
                                                             -------      -------
   Total expenses after reimbursement                          1,534          567
                                                             -------      -------
NET INVESTMENT INCOME (LOSS)                                   3,679         (198)

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments                     20,981        9,047
   Net change in unrealized appreciation                      23,643       11,913
                                                             -------      -------
Net gain (loss) on investments                                44,624       20,960
                                                             -------      -------
Net change in net assets resulting from operations           $48,303      $20,762
                                                             =======      =======

                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              PORTFOLIOS
                                                          ----------------------------------------------------
                                                                   EQUITY                        GROWTH
                                                          ----------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31

                                                             1996           1995           1996          1995
                                                          ----------------------------------------------------
                                                                         --  (In Thousands)  --
OPERATIONS:
  Net investment income (loss)                            $  3,679       $  3,027       $   (198)      $   153
  Net realized gain (loss) on investments                   20,981         15,778          9,047         5,752
  Net change in unrealized appreciation                     23,643         14,951         11,913         4,187
                                                          --------       --------       --------       -------
  Net change in net assets resulting from operations        48,303         33,756         20,762        10,092

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (3,679)        (3,027)            --          (153)
  Net realized gain on investments                         (20,981)       (15,778)        (8,849)       (5,752)

Net Trust share transactions                                69,945         52,207         53,120        24,115
                                                          --------       --------       --------       -------
TOTAL CHANGE IN NET ASSETS                                  93,588         67,158         65,033        28,302

NET ASSETS AT BEGINNING OF PERIOD                          169,479        102,321         44,458        16,156
                                                          --------       --------       --------       -------
NET ASSETS AT END OF PERIOD                               $263,067       $169,479       $109,491       $44,458
                                                          ========       ========       ========       =======

OTHER INFORMATION
Increase (Decrease) in Fund Shares and Amounts

SHARES:
  Sales                                                      3,791          2,832          3,213         1,537
  Reinvestments                                              1,134            977            459           341
  Redemptions                                               (1,636)        (1,083)          (788)         (323)
                                                          --------       --------       --------       -------
   Net change                                                3,289          2,726          2,884         1,555
                                                          ========       ========       ========       =======
AMOUNTS:
  Sales                                                   $ 80,468       $ 54,206       $ 58,239       $23,605
  Reinvestments                                             24,660         18,805          8,849         5,420
  Redemptions                                              (35,183)       (20,804)       (13,968)       (4,910)
                                                          --------       --------       --------       -------
   Net change                                             $ 69,945       $ 52,207       $ 53,120       $24,115
                                                          ========       ========       ========       =======


                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of five Portfolios. These financial statements present information related to the Equity and Growth Portfolios. Each of the Portfolios has different investment objectives. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

   SECURITY VALUATION -- Securities in the Equity and Growth Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Other securities not traded on a national exchange or over-the-counter are valued based on consideration of information with respect to market transactions in comparable securities and various relationships between securities.

   SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.

   INCOME RECOGNITION -- Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.

   DIVIDENDS TO SHAREHOLDERS -- In the Equity and Growth Portfolios, dividends to shareholders from net investment income and realized gains on security transactions (if any) are recorded on the last business day of December each year.

   FEDERAL INCOME TAX -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

December 31, 1996
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

2.    INVESTMENT TRANSACTIONS

                                                                                          PORTFOLIOS
                                                                                     ---------------------
                                                                                     EQUITY        GROWTH
----------------------------------------------------------------------------------------------------------
                                                                                     -- ($ in Thousands) --

   Purchases for the year ended December 31, 1996                                    $163,521     $94,747
                                                                                     ========     =======

   Sales for the year ended December 31, 1996                                        $114,873     $53,530
                                                                                     ========     =======

   Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   UNREALIZED APPRECIATION (DEPRECIATION) AT DECEMBER 31, 1996:

                                                                                     -- ($ in Thousands) --

     Aggregate gross unrealized appreciation for investment
      securities in which there is an excess of value over identified cost            $52,162      $22,736

     Aggregate gross unrealized depreciation for investment
      securities in which there is an excess of identified cost over value             (4,035)      (5,695)
                                                                                      -------      -------
        Net unrealized appreciation (depreciation)                                    $48,127      $17,041
                                                                                      =======      =======

3. INVESTMENT ADVISORY FEES, EXPENSE REIMBURSEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

   SAFECO Asset Management Company receives investment advisory fees from the Trust. For the Equity and Growth Portfolios, the fee is based on average daily net assets at an annual rate of .74 percent.

   The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.

   At December 31, 1996, SAFECO Life Insurance Company owned more than 99% of the outstanding shares of each portfolio.

   Prior to May 5, 1994, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the portfolios except for investment advisory fees. Since May 5, 1994, any portfolio with net assets in excess of $20 million has been charged for all other operating expenses, including legal and auditing fees, trustees' fees, custodian fees, and other expenses. For portfolios with net assets less than $20 million, SAFECO continues to pay the portfolios' other operating expenses.

4. INVESTMENTS IN AFFILIATES

   Because the Growth Portfolio owned more that 5% of the voting securities of American Coin Merchandising at December 31, 1996, it is considered an affiliate of the Portfolio. The Growth Portfolio's investment activity associated with this company for the year ended December 31, 1996 is as follows:

   Shares owned at beginning of period                     34,000
      Shares purchased                                    227,800
      Shares sold                                              --
                                                         --------
   Shares owned at end of period                          261,800
                                                         ========
   Market Value at end of period                         $  1,309
                                                         ========
   Dividends during period                                     --
                                                         ========

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (CONTINUED)

5. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

                                                                                   EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31
                                                        --------------------------------------------------------------------------
                                                          1996           1995            1994              1993           1992
                                                        --------------------------------------------------------------------------
 Net asset value at beginning of period                 $ 19.24       $  16.83        $  17.02           $ 14.20       $ 13.48

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.34           0.39            0.31              0.23          0.20
   Net realized and unrealized gain on investments         4.43           4.43            1.21              3.74          0.89
                                                        -------       --------        --------           -------       -------
    Total from investment operations                       4.77           4.82            1.52              3.97          1.09

 LESS DISTRIBUTIONS:
   Dividends from net investment income                   (0.34)         (0.39)          (0.31)            (0.23)        (0.20)
   Distributions from realized gains                      (1.92)         (2.02)          (1.40)            (0.92)        (0.17)
                                                        -------       --------        --------           -------       -------
    Total distributions                                   (2.26)         (2.41)          (1.71)            (1.15)        (0.37)
                                                        -------       --------        --------           -------       -------

 NET ASSET VALUE AT END OF PERIOD                       $ 21.75       $  19.24        $  16.83           $ 17.02       $ 14.20
                                                        =======       ========        ========           =======       =======

 TOTAL RETURN                                             24.79%         28.63%           8.94%(A)         27.92%(A)      8.06%(A)

 NET ASSETS AT END OF PERIOD (000'S OMITTED)            $263,067      $169,479        $102,321           $68,157       $36,064
 RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .72%           .75%            .77%              .73%          .73%
 RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS ++                         N/A             N/A            .78%               --            --
 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      1.72%          2.26%           1.98%             1.71%         1.80%
 PORTFOLIO TURNOVER RATE                                  56.99%         69.18%          28.71%            41.35%        24.75%
 AVERAGE COMMISSION RATE PAID                           $0.0584             --              --                --            --

 ++   See Note 3 of Notes to Financial Statements.

 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

N/A   Not applicable as no fund expenses were reimbursed.

December 31, 1996                                   SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

5. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                       GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31                 JANUARY 7, 1993
                                                                                                            (COMMENCEMENT OF
                                                                  --------------------------------------     OPERATIONS) TO
                                                                     1996          1995           1994      DECEMBER 31, 1993
                                                                  -------------------------------------     -----------------
Net asset value at beginning of period                            $  15.88       $ 12.98        $ 12.16        $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.03)         0.06             --           0.01
  Net realized and unrealized gain on investments                     5.12          5.26           1.45           3.60
                                                                  --------       -------        -------        -------
   Total from investment operations                                   5.09          5.32           1.45           3.61

LESS DISTRIBUTIONS:
  Dividends from net investment income                                  --         (0.06)            --          (0.01)
  Distributions from realized gains                                  (1.71)        (2.36)         (0.63)         (1.44)
                                                                  --------       -------        -------        -------
   Total distributions                                               (1.71)        (2.42)         (0.63)         (1.45)
                                                                  --------       -------        -------        -------

NET ASSET VALUE AT END OF PERIOD                                  $  19.26       $ 15.88        $  12.98       $ 12.16
                                                                  ========       =======        ========       =======

TOTAL RETURN                                                         32.06%        41.00%(A)      11.92%(A)      34.73%**(A)

NET ASSETS AT END OF PERIOD (000'S OMITTED)                       $109,491       $44,458        $16,156        $ 4,850
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                .79%          .79%           .71%           .72%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
  BEFORE EXPENSE REIMBURSEMENTS ++                                     N/A           .84%           .96%            --
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (.28%)         .55%          (.05%)         0.08%*
PORTFOLIO TURNOVER RATE                                              75.58%       111.70%         41.24%        108.67%*
AVERAGE COMMISSION RATE PAID                                      $ 0.0530            --             --             --

*    Annualized.

** Not Annualized. Performance information for the period ended December 31, 1993 begins on January 31, 1993.

++   See Note 3 of Notes to Financial Statements.

(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

N/A  Not applicable as no fund expenses were reimbursed.

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of SAFECO Resource Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of certain Portfolios of SAFECO Resource Series Trust (comprising, respectively, the Equity and Growth Portfolios), as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity and Growth Portfolios of SAFECO Resource Series Trust at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                           /s/ Ernst & Young LLP

Seattle, Washington
January 31, 1997